Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 3,898	$ 5,969	$ 12,608
Weighted average number of ordinary shares outstanding (in shares)	20,169.0	20,158.0	19,896.0
Effect of dilutive potential ordinary shares (in shares)	73.0	75.0	87.0
Adjusted weighted average number of ordinary shares outstanding (in shares)	20,242.0	20,233.0	19,983.0
Basic earnings per share (in dollars per share)	$ 0.19	$ 0.30	$ 0.63
Diluted earnings per share (in dollars per share)	$ 0.19	$ 0.30	$ 0.63
Antidilutive securities (in shares)	14.6	1.1	0.0